Trade and Other Payables - Schedule of Trade and Other Payables (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023		Jan. 01, 2023	[1]
Schedule of Trade and Other Payables [Abstract]
Trade accounts payable - third parties	$ 524,849	$ 490,922
Other payables	27,200	32,445
Total trade and other payables	$ 552,049	$ 523,367	[1]	$ 5,312,293

[1]	Amounts have been represented from those previously published to reflect the change in the Company’s presentation currency from Swiss francs to US dollars (see Note 2).